Share-based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other subsidiaries share-based awards [member]
Allocated Share-based Compensation Expense	¥ 7,916	¥ (1,227)	¥ 13,936